SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment reporting information

	December 31, 2018					December 31, 2017					December 31, 2016 (3)
(in thousands of $)	Vessel Operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	302,979	127,625	—	—	430,604	143,537	—	—	—	143,537	80,257	—	—	—	80,257
Depreciation and amortization	(65,496)	(28,193)	—	—	(93,689)	(76,522)	—	—	—	(76,522)	(72,972)	—	—	—	(72,972)
Other operating expenses	(231,887)	(44,031)	—	—	(275,918)	(163,207)	(4,365)	—	—	(167,572)	(144,816)	(3,576)	—	—	(148,392)
Other operating gains and losses	50,740	2,749	—	—	53,489	—	15,100	—	—	15,100	16	—	—	—	16
Operating income (loss)	56,336	58,150	—	—	114,486	(96,192)	10,735	—	—	(85,457)	(137,515)	(3,576)	—	—	(141,091)

Inter segment operating income (loss)(2)	335	—	—	(335)	—	4,568	—	—	(4,568)	—	275	—	—	(275)	—
Segment operating (loss) income	56,671	58,150	—	(335)	114,486	(91,624)	10,735	—	(4,568)	(85,457)	(137,240)	(3,576)	—	(275)	(141,091)

Equity in net (losses) earnings of affiliates	(138,676)	(2,047)	(16,913)	—	(157,636)	1,503	(8,153)	(18,798)	—	(25,448)	37,344	—	10,534	—	47,878

Balance sheet:
Total assets	2,990,506	1,555,389	266,151	(5,451)	4,806,595	3,025,244	1,515,463	228,696	(5,116)	4,764,287	3,152,311	978,614	126,534	(548)	4,256,911
Investment in affiliates	305,631	—	266,151	—	571,782	472,482	2,047	228,696	—	703,225	512,046	10,200	126,534	—	648,780
Capital expenditures	22,978	116,715	—	—	139,693	1,349	390,552	—	—	391,901	33,698	200,820	—	—	234,518

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating income (loss) relates to management fee and charterhire revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Revenue by major customer
In the years ended December 31, 2018, 2017 and 2016, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2018		2017		2016
The Cool Pool (1)	251,070	62%	106,302	91%	51,075	77%
Perenco and SNH (note 8)	127,625	31%	—	—%	—	—%
An energy and logistics company	9,235	2%	9,235	8%	7,975	12%

(1) The 2018 Cool Pool revenue of $251.1 million includes revenue of $73.9 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $177.2 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 28.

Revenue from External Customers by Geographic Areas
The following geographical data presents our revenues from customers and fixed assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

(in thousands of $)	2018	2017	2016
Cameroon
Liquefaction services revenue	127,625	—	—
Total assets	1,535,389	1,515,463	—